American Century Investments®
Quarterly Portfolio Holdings
Avantis® Responsible U.S. Equity ETF (AVSU)
November 30, 2024

Avantis Responsible U.S. Equity ETF - Schedule of Investments
NOVEMBER 30, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 0.1%
AerSale Corp.(1)(2)	4	25
Hexcel Corp.	1,215	77,019
Howmet Aerospace, Inc.	283	33,501
L3Harris Technologies, Inc.	347	85,449
Northrop Grumman Corp.	272	133,185
Woodward, Inc.	791	142,633
		471,812
Air Freight and Logistics — 0.9%
CH Robinson Worldwide, Inc.	743	78,446
Expeditors International of Washington, Inc.	4,062	494,102
FedEx Corp.	4,098	1,240,342
Forward Air Corp.(1)	15	550
GXO Logistics, Inc.(1)	1,228	74,699
Hub Group, Inc., Class A	1,970	101,731
Radiant Logistics, Inc.(1)	2,612	19,538
United Parcel Service, Inc., Class B	7,173	973,519
		2,982,927
Automobile Components — 0.6%
American Axle & Manufacturing Holdings, Inc.(1)	5,062	33,460
Aptiv PLC(1)	1,999	111,004
Autoliv, Inc.	2,941	291,512
BorgWarner, Inc.	5,140	176,405
Dana, Inc.	5,695	56,950
Dorman Products, Inc.(1)	669	93,646
Fox Factory Holding Corp.(1)	12	390
Gentex Corp.	3,880	118,573
Gentherm, Inc.(1)	473	19,913
Goodyear Tire & Rubber Co.(1)	9,561	102,685
LCI Industries	820	99,064
Lear Corp.	1,057	103,417
Modine Manufacturing Co.(1)	2,737	371,657
Motorcar Parts of America, Inc.(1)	896	6,532
Patrick Industries, Inc.	1,037	139,362
Phinia, Inc.	1,923	107,842
Standard Motor Products, Inc.	428	14,073
Visteon Corp.(1)	702	65,546
		1,912,031
Automobiles — 1.8%
Ford Motor Co.	71,438	795,105
General Motors Co.	23,946	1,331,158
Harley-Davidson, Inc.	4,668	156,985
Lucid Group, Inc.(1)(2)	2,300	5,014
Rivian Automotive, Inc., Class A(1)	584	7,142
Tesla, Inc.(1)	9,600	3,313,536
Thor Industries, Inc.	1,559	173,985
Winnebago Industries, Inc.	1,215	71,126
		5,854,051
Banks — 6.3%
ACNB Corp.	428	20,056

Amalgamated Financial Corp.	189	6,734
Amerant Bancorp, Inc.	1,111	27,631
Associated Banc-Corp.	4,354	116,208
Atlantic Union Bankshares Corp.	1,312	55,668
Banc of California, Inc.	1,364	23,502
BancFirst Corp.	428	54,048
Bancorp, Inc.(1)	1,717	100,324
Bank First Corp.	26	2,779
Bank of America Corp.	37,882	1,799,774
Bank of Hawaii Corp.	1,071	84,588
Bank OZK	3,412	170,498
BankUnited, Inc.	2,313	97,308
Banner Corp.	1,072	79,960
Bar Harbor Bankshares	584	21,018
BayCom Corp.	740	21,453
Berkshire Hills Bancorp, Inc.	1,208	36,820
BOK Financial Corp.	754	89,628
Business First Bancshares, Inc.	198	5,643
Byline Bancorp, Inc.	740	23,251
Camden National Corp.	428	20,163
Central Pacific Financial Corp.	1,052	33,580
Citigroup, Inc.	19,570	1,386,926
Citizens Financial Group, Inc.	8,899	428,398
City Holding Co.	272	35,719
Columbia Banking System, Inc.	5,518	171,113
Columbia Financial, Inc.(1)	740	13,490
Comerica, Inc.	3,569	257,860
Commerce Bancshares, Inc.	2,325	171,469
Community Financial System, Inc.	758	52,476
CrossFirst Bankshares, Inc.(1)	1,427	24,701
Cullen/Frost Bankers, Inc.	901	126,699
CVB Financial Corp.	2,790	65,342
Dime Community Bancshares, Inc.	1,245	44,671
Eagle Bancorp, Inc.	896	26,307
East West Bancorp, Inc.	3,569	391,448
Enterprise Financial Services Corp.	880	53,319
Farmers & Merchants Bancorp, Inc.	428	14,347
Farmers National Banc Corp.	337	5,274
FB Financial Corp.	815	46,007
Fifth Third Bancorp	12,023	577,825
First BanCorp	6,081	125,755
First Bancorp, Inc.	584	16,685
First Bancorp/Southern Pines NC	790	37,367
First Bancshares, Inc.	166	6,165
First Busey Corp.	1,787	47,695
First Business Financial Services, Inc.	546	27,365
First Citizens BancShares, Inc., Class A	126	289,170
First Commonwealth Financial Corp.	2,478	46,661
First Financial Bancorp	2,018	59,591
First Financial Bankshares, Inc.	1,999	83,318
First Financial Corp.	428	20,903
First Hawaiian, Inc.	2,650	73,166
First Horizon Corp.	14,572	307,906
First Interstate BancSystem, Inc., Class A	1,208	42,244
First Merchants Corp.	1,135	49,656

First Mid Bancshares, Inc.	499	20,963
First of Long Island Corp.	740	10,708
Flushing Financial Corp.	896	15,895
FNB Corp.	8,114	139,155
FS Bancorp, Inc.	584	27,857
German American Bancorp, Inc.	584	26,268
Glacier Bancorp, Inc.	1,520	87,993
HarborOne Bancorp, Inc.	346	4,456
Heartland Financial USA, Inc.	1,038	70,138
Heritage Financial Corp.	9	238
Hilltop Holdings, Inc.	1,048	33,169
Home BancShares, Inc.	3,097	98,361
HomeStreet, Inc.(1)	740	8,791
HomeTrust Bancshares, Inc.	584	21,661
Hope Bancorp, Inc.	3,440	46,853
Horizon Bancorp, Inc.	327	5,981
Huntington Bancshares, Inc.	17,653	317,930
Independent Bank Corp.	914	66,164
Independent Bank Corp. (Michigan)	740	27,846
Independent Bank Group, Inc.	724	48,450
JPMorgan Chase & Co.	17,999	4,494,710
KeyCorp	22,048	429,495
Lakeland Financial Corp.	472	34,673
M&T Bank Corp.	3,412	750,606
Mercantile Bank Corp.	505	25,275
Meridian Corp.	443	7,487
National Bank Holdings Corp., Class A	1,007	48,074
NBT Bancorp, Inc.	1,230	61,648
Nicolet Bankshares, Inc.	30	3,342
Northeast Bank	428	42,137
Northfield Bancorp, Inc.	1,208	16,163
Old National Bancorp	5,962	138,080
Old Second Bancorp, Inc.	971	18,061
OP Bancorp	327	5,665
Origin Bancorp, Inc.	160	5,498
Pacific Premier Bancorp, Inc.	2,176	61,798
Park National Corp.	313	59,583
Pathward Financial, Inc.	584	48,986
PCB Bancorp	740	15,903
Peoples Bancorp, Inc.	1,021	35,817
Pinnacle Financial Partners, Inc.	1,058	134,482
PNC Financial Services Group, Inc.	3,570	766,550
Popular, Inc.	2,941	292,218
Premier Financial Corp.	1,110	30,758
Prosperity Bancshares, Inc.	1,529	128,023
Provident Financial Services, Inc.	3,134	66,190
QCR Holdings, Inc.	533	49,095
Regions Financial Corp.	19,845	540,975
Renasant Corp.	1,052	39,576
S&T Bancorp, Inc.	1,011	43,261
Sandy Spring Bancorp, Inc.	1,405	52,940
Seacoast Banking Corp. of Florida	1,405	42,094
Sierra Bancorp	584	18,378
Simmons First National Corp., Class A	1,824	44,615
Southern Missouri Bancorp, Inc.	272	17,857

Southside Bancshares, Inc.	810	28,447
Stock Yards Bancorp, Inc.	385	29,306
Synovus Financial Corp.	4,566	260,582
TFS Financial Corp.	1,052	14,875
Towne Bank	1,781	65,238
TriCo Bancshares	126	6,091
Truist Financial Corp.	12,181	580,790
TrustCo Bank Corp.	584	21,748
Trustmark Corp.	1,388	54,285
U.S. Bancorp	12,650	674,118
UMB Financial Corp.	913	114,572
United Community Banks, Inc.	2,544	86,013
Valley National Bancorp	8,742	93,015
Veritex Holdings, Inc.	1,464	44,520
WaFd, Inc.	1,929	70,563
Webster Financial Corp.	3,098	191,394
WesBanco, Inc.	981	34,669
Westamerica BanCorp	758	43,380
Western Alliance Bancorp	2,337	218,767
Wintrust Financial Corp.	1,684	232,409
Zions Bancorp NA	4,354	263,504
		20,794,848
Beverages — 0.8%
Brown-Forman Corp., Class A	200	8,272
Brown-Forman Corp., Class B	1,299	54,662
Coca-Cola Co.	16,246	1,041,044
Constellation Brands, Inc., Class A	908	218,783
Duckhorn Portfolio, Inc.(1)	2	22
Keurig Dr. Pepper, Inc.	4,040	131,906
Molson Coors Beverage Co., Class B	3,412	211,749
PepsiCo, Inc.	6,232	1,018,620
Vita Coco Co., Inc.(1)	1,634	58,072
		2,743,130
Biotechnology — 2.6%
AbbVie, Inc.	9,057	1,656,797
Agios Pharmaceuticals, Inc.(1)	948	56,302
Alkermes PLC(1)	950	27,569
Alnylam Pharmaceuticals, Inc.(1)	116	29,356
Altimmune, Inc.(1)(2)	900	7,713
Amgen, Inc.	3,116	881,423
AnaptysBio, Inc.(1)	353	8,811
Anika Therapeutics, Inc.(1)	337	5,972
Apogee Therapeutics, Inc.(1)(2)	358	16,164
Biogen, Inc.(1)	1,486	238,696
BioMarin Pharmaceutical, Inc.(1)	1,843	121,693
Blueprint Medicines Corp.(1)	16	1,542
Catalyst Pharmaceuticals, Inc.(1)	1,797	39,660
CRISPR Therapeutics AG(1)(2)	265	13,560
Cytokinetics, Inc.(1)	600	31,116
Denali Therapeutics, Inc.(1)	813	20,325
Dynavax Technologies Corp.(1)	5,003	64,339
Editas Medicine, Inc.(1)	1,212	2,715
Emergent BioSolutions, Inc.(1)(2)	896	9,067
Enanta Pharmaceuticals, Inc.(1)	272	2,339
Entrada Therapeutics, Inc.(1)	646	12,849

Exact Sciences Corp.(1)	597	37,062
Exelixis, Inc.(1)	4,667	170,159
Gilead Sciences, Inc.	16,417	1,519,886
GRAIL, Inc.(1)(2)	74	1,295
Halozyme Therapeutics, Inc.(1)	3,255	156,891
HilleVax, Inc.(1)	472	911
Incyte Corp.(1)	2,157	160,891
Insmed, Inc.(1)	858	64,487
Ionis Pharmaceuticals, Inc.(1)	1,245	44,484
Ironwood Pharmaceuticals, Inc.(1)	5,589	19,673
Kura Oncology, Inc.(1)	1,071	11,824
Madrigal Pharmaceuticals, Inc.(1)(2)	8	2,625
Merus NV(1)	8	359
Moderna, Inc.(1)	3,306	142,356
Myriad Genetics, Inc.(1)	584	9,502
Neurocrine Biosciences, Inc.(1)	911	115,469
PTC Therapeutics, Inc.(1)	500	21,940
Regeneron Pharmaceuticals, Inc.(1)	880	660,194
REGENXBIO, Inc.(1)	1,425	14,136
Relay Therapeutics, Inc.(1)	5	23
Rocket Pharmaceuticals, Inc.(1)	268	3,856
Tango Therapeutics, Inc.(1)	757	2,983
Tyra Biosciences, Inc.(1)(2)	10	157
Ultragenyx Pharmaceutical, Inc.(1)	18	857
United Therapeutics Corp.(1)	949	351,595
Vanda Pharmaceuticals, Inc.(1)	1,364	7,025
Vaxcyte, Inc.(1)	28	2,641
Vertex Pharmaceuticals, Inc.(1)	4,082	1,910,907
Verve Therapeutics, Inc.(1)	6	34
Viking Therapeutics, Inc.(1)	511	27,052
Xencor, Inc.(1)	912	23,347
		8,732,629
Broadline Retail — 3.1%
Amazon.com, Inc.(1)	38,246	7,950,961
Coupang, Inc.(1)	20,177	511,689
Dillard's, Inc., Class A	116	51,402
eBay, Inc.	1,881	119,048
Etsy, Inc.(1)	757	41,529
Kohl's Corp.	5,323	79,685
Macy's, Inc.	12,023	195,254
MercadoLibre, Inc.(1)	578	1,147,428
Nordstrom, Inc.	2,827	64,201
Ollie's Bargain Outlet Holdings, Inc.(1)	1,038	102,710
		10,263,907
Building Products — 1.5%
A.O. Smith Corp.	2,942	219,150
AAON, Inc.	990	134,977
Advanced Drainage Systems, Inc.	2,566	347,154
Allegion PLC	744	104,785
Apogee Enterprises, Inc.	923	77,726
Armstrong World Industries, Inc.	1,686	269,473
AZEK Co., Inc.(1)	1,072	56,945
AZZ, Inc.	244	22,726
Builders FirstSource, Inc.(1)	2,480	462,446
Carlisle Cos., Inc.	1,205	550,324

Carrier Global Corp.	3,740	289,364
Fortune Brands Innovations, Inc.	932	72,976
Gibraltar Industries, Inc.(1)	1,217	88,159
Griffon Corp.	1,809	152,499
Hayward Holdings, Inc.(1)	896	14,479
Insteel Industries, Inc.	740	21,815
Janus International Group, Inc.(1)	5,332	39,883
JELD-WEN Holding, Inc.(1)	3,341	36,383
Johnson Controls International PLC	1,372	115,056
Lennox International, Inc.	434	289,534
Masco Corp.	1,069	86,119
Masterbrand, Inc.(1)	4,943	85,514
Owens Corning	2,295	471,898
Quanex Building Products Corp.	1,719	51,157
Simpson Manufacturing Co., Inc.	1,005	189,342
Trane Technologies PLC	744	309,668
Trex Co., Inc.(1)	2,335	175,195
UFP Industries, Inc.	1,776	241,358
Zurn Elkay Water Solutions Corp.	1,760	70,083
		5,046,188
Capital Markets — 5.3%
Affiliated Managers Group, Inc.	116	21,755
Ameriprise Financial, Inc.	2,579	1,480,269
ARES Management Corp., Class A	901	159,234
Artisan Partners Asset Management, Inc., Class A	1,843	89,920
Bank of New York Mellon Corp.	8,742	715,707
Blackrock, Inc.	582	595,270
Blackstone, Inc.	3,895	744,295
Carlyle Group, Inc.	6,547	348,497
Cboe Global Markets, Inc.	597	128,862
Charles Schwab Corp.	9,982	826,110
CME Group, Inc.	2,207	525,266
Cohen & Steers, Inc.	896	93,775
Coinbase Global, Inc., Class A(1)	1,685	499,097
Diamond Hill Investment Group, Inc.	116	19,181
Donnelley Financial Solutions, Inc.(1)	584	35,186
Evercore, Inc., Class A	1,057	325,450
FactSet Research Systems, Inc.	440	215,895
Federated Hermes, Inc.	1,520	64,980
Franklin Resources, Inc.	4,511	102,670
Goldman Sachs Group, Inc.	3,412	2,076,441
Houlihan Lokey, Inc.	1,587	300,086
Intercontinental Exchange, Inc.	1,215	195,566
Invesco Ltd.	7,487	135,440
Janus Henderson Group PLC	2,628	118,996
Jefferies Financial Group, Inc.	5,131	406,067
KKR & Co., Inc.	5,779	941,226
Lazard, Inc.	2,942	170,842
LPL Financial Holdings, Inc.	1,057	343,684
MarketAxess Holdings, Inc.	430	111,237
Moelis & Co., Class A	1,676	129,018
Moody's Corp.	754	376,985
Morgan Stanley	10,784	1,419,282
Morningstar, Inc.	116	41,081
MSCI, Inc.	126	76,813

Nasdaq, Inc.	428	35,520
Northern Trust Corp.	3,255	361,826
Open Lending Corp., Class A(1)	2,144	13,679
Piper Sandler Cos.	744	255,185
Raymond James Financial, Inc.	3,896	659,515
S&P Global, Inc.	1,256	656,273
SEI Investments Co.	3,256	269,043
State Street Corp.	4,263	419,948
Stifel Financial Corp.	3,097	358,633
T. Rowe Price Group, Inc.	2,157	267,123
Tradeweb Markets, Inc., Class A	597	80,893
Victory Capital Holdings, Inc., Class A	896	62,254
Virtu Financial, Inc., Class A	4,248	158,493
		17,432,568
Chemicals — 0.7%
Albemarle Corp.	1,383	148,949
Arcadium Lithium PLC(1)	17,205	90,326
Ashland, Inc.	1,122	87,583
Avient Corp.	1,430	73,288
Axalta Coating Systems Ltd.(1)	2,471	99,977
Balchem Corp.	4	722
DuPont de Nemours, Inc.	3,268	273,172
Element Solutions, Inc.	740	21,223
Hawkins, Inc.	1,046	140,698
Huntsman Corp.	5,609	109,824
Ingevity Corp.(1)	1,231	59,790
International Flavors & Fragrances, Inc.	1,226	112,007
Koppers Holdings, Inc.	430	16,538
Minerals Technologies, Inc.	1,113	90,788
PPG Industries, Inc.	901	112,057
PureCycle Technologies, Inc.(1)(2)	5,830	77,510
Quaker Chemical Corp.	343	54,091
RPM International, Inc.	1,736	240,922
Sherwin-Williams Co.	1,372	545,233
Stepan Co.	486	37,373
Trinseo PLC	22	95
		2,392,166
Commercial Services and Supplies — 0.6%
ACCO Brands Corp.	1,367	7,956
Brady Corp., Class A	1,050	78,634
Cintas Corp.	2,406	543,251
Civeo Corp.	740	17,301
Clean Harbors, Inc.(1)	780	202,870
Copart, Inc.(1)	7,565	479,545
Deluxe Corp.	584	13,531
Ennis, Inc.	896	19,112
Healthcare Services Group, Inc.(1)	896	11,057
HNI Corp.	1,589	90,017
Interface, Inc.	3,149	83,606
Liquidity Services, Inc.(1)	1,052	26,900
MillerKnoll, Inc.	3,476	87,387
MSA Safety, Inc.	211	36,674
OPENLANE, Inc.(1)	104	2,101
Pitney Bowes, Inc.	598	4,820
Rollins, Inc.	1,384	69,657

Steelcase, Inc., Class A	4,524	60,938
Tetra Tech, Inc.	1,443	59,899
UniFirst Corp.	166	33,344
Veralto Corp.	505	54,636
Vestis Corp.	270	4,341
Viad Corp.(1)	7	313
		1,987,890
Communications Equipment — 0.6%
ADTRAN Holdings, Inc.(1)	771	6,553
Arista Networks, Inc.(1)	1,999	811,234
Ciena Corp.(1)	2,482	173,045
Cisco Systems, Inc.	9,051	535,910
Extreme Networks, Inc.(1)	2,785	46,231
F5, Inc.(1)	283	70,849
Juniper Networks, Inc.	1,856	66,668
Lumentum Holdings, Inc.(1)	242	21,047
Motorola Solutions, Inc.	440	219,868
NETGEAR, Inc.(1)	430	10,578
NetScout Systems, Inc.(1)	209	4,573
Viasat, Inc.(1)	1,865	17,400
Viavi Solutions, Inc.(1)	6	60
		1,984,016
Construction and Engineering — 0.4%
AECOM	296	34,623
API Group Corp.(1)	1,701	64,264
Comfort Systems USA, Inc.	1,191	587,484
Granite Construction, Inc.	665	66,081
Limbach Holdings, Inc.(1)	689	68,549
MYR Group, Inc.(1)	434	68,529
Sterling Infrastructure, Inc.(1)	1,271	247,146
WillScot Holdings Corp.(1)	3,275	125,236
		1,261,912
Construction Materials — 0.1%
Knife River Corp.(1)	1,675	173,363
Vulcan Materials Co.	447	128,794
		302,157
Consumer Finance — 1.8%
Ally Financial, Inc.	9,828	392,923
American Express Co.	2,942	896,369
Bread Financial Holdings, Inc.	1,999	117,601
Capital One Financial Corp.	6,422	1,233,088
Credit Acceptance Corp.(1)	126	62,710
Discover Financial Services	6,389	1,165,545
Encore Capital Group, Inc.(1)	1,225	60,252
Enova International, Inc.(1)	584	61,618
Green Dot Corp., Class A(1)	1,208	12,406
LendingClub Corp.(1)	3,938	65,528
Navient Corp.	3,727	58,067
Nelnet, Inc., Class A	272	29,626
OneMain Holdings, Inc.	4,196	240,641
PRA Group, Inc.(1)	584	12,381
PROG Holdings, Inc.	1,390	67,637
Regional Management Corp.	428	13,067
SLM Corp.	10,768	294,828
SoFi Technologies, Inc.(1)	7,017	115,149

Synchrony Financial	13,743	927,927
World Acceptance Corp.(1)	116	14,027
		5,841,390
Consumer Staples Distribution & Retail — 2.9%
Andersons, Inc.	1,341	64,019
Chefs' Warehouse, Inc.(1)	505	22,579
Costco Wholesale Corp.	2,994	2,909,809
Dollar General Corp.	1,999	154,463
Dollar Tree, Inc.(1)	3,594	256,144
Kroger Co.	15,200	928,416
Natural Grocers by Vitamin Cottage, Inc.	983	46,250
PriceSmart, Inc.	822	73,766
SpartanNash Co.	1,600	30,368
Sprouts Farmers Market, Inc.(1)	5,138	793,718
Sysco Corp.	2,926	225,624
Target Corp.	7,470	988,356
U.S. Foods Holding Corp.(1)	441	30,769
United Natural Foods, Inc.(1)	2,456	60,982
Walgreens Boots Alliance, Inc.	2,388	21,540
Walmart, Inc.	31,403	2,904,777
		9,511,580
Containers and Packaging — 0.7%
AptarGroup, Inc.	913	157,912
Ardagh Metal Packaging SA	1,988	7,316
Avery Dennison Corp.	587	120,893
Ball Corp.	5,390	335,042
Berry Global Group, Inc.	584	42,229
Crown Holdings, Inc.	1,071	98,628
Graphic Packaging Holding Co.	8,785	264,341
Greif, Inc., Class A	814	57,818
Greif, Inc., Class B	116	8,786
Myers Industries, Inc.	16	186
Packaging Corp. of America	2,796	695,785
Sealed Air Corp.	2,157	78,946
Silgan Holdings, Inc.	584	33,597
Smurfit WestRock PLC	5,082	279,612
Sonoco Products Co.	3,099	160,776
TriMas Corp.	380	10,040
		2,351,907
Distributors — 0.1%
Genuine Parts Co.	2,313	293,126
LKQ Corp.	1,284	50,448
Pool Corp.	429	161,772
		505,346
Diversified Consumer Services — 0.3%
ADT, Inc.	1,676	12,771
Adtalem Global Education, Inc.(1)	757	69,197
Bright Horizons Family Solutions, Inc.(1)	116	13,413
Frontdoor, Inc.(1)	896	52,506
Graham Holdings Co., Class B	126	117,321
Grand Canyon Education, Inc.(1)	1,215	199,977
H&R Block, Inc.	896	53,115
Laureate Education, Inc., Class A(1)	5,729	108,851
OneSpaWorld Holdings Ltd.	1,676	31,827
Perdoceo Education Corp.	2,768	75,982

Service Corp. International	2,156	191,000
Stride, Inc.(1)	896	95,755
Udemy, Inc.(1)	2	16
Universal Technical Institute, Inc.(1)	1,988	51,430
		1,073,161
Diversified Telecommunication Services — 1.2%
AT&T, Inc.	80,635	1,867,507
Cogent Communications Holdings, Inc.	19	1,562
Frontier Communications Parent, Inc.(1)	9,013	313,743
Iridium Communications, Inc.	3,266	97,065
Shenandoah Telecommunications Co.	1,271	16,942
Verizon Communications, Inc.	34,910	1,547,909
		3,844,728
Electric Utilities — 0.4%
Constellation Energy Corp.	2,246	576,234
Edison International	5,162	452,965
Exelon Corp.	7,734	305,957
		1,335,156
Electrical Equipment — 0.8%
Acuity Brands, Inc.	548	175,738
AMETEK, Inc.	1,069	207,792
Array Technologies, Inc.(1)	1,038	6,965
Atkore, Inc.	2,000	188,620
Eaton Corp. PLC	1,058	397,194
Emerson Electric Co.	380	50,388
EnerSys	1,033	99,850
Generac Holdings, Inc.(1)	792	149,054
Hubbell, Inc.	430	197,839
LSI Industries, Inc.	976	19,949
NEXTracker, Inc., Class A(1)	4,464	170,346
nVent Electric PLC	1,215	95,147
Regal Rexnord Corp.	599	103,453
Rockwell Automation, Inc.	283	83,525
Sensata Technologies Holding PLC	428	13,756
Sunrun, Inc.(1)	1,052	12,130
Thermon Group Holdings, Inc.(1)	816	25,753
Vertiv Holdings Co., Class A	5,695	726,682
		2,724,181
Electronic Equipment, Instruments and Components — 1.4%
Advanced Energy Industries, Inc.	712	81,909
Amphenol Corp., Class A	3,699	268,732
Arrow Electronics, Inc.(1)	912	109,586
Avnet, Inc.	2,157	118,010
Badger Meter, Inc.	272	58,975
Bel Fuse, Inc., Class B	169	13,550
Belden, Inc.	326	39,902
Benchmark Electronics, Inc.	584	28,318
CDW Corp.	1,057	185,958
Cognex Corp.	770	30,785
Coherent Corp.(1)	1,746	174,879
Corning, Inc.	15,902	773,950
CTS Corp.	740	40,633
ePlus, Inc.(1)	322	26,037
Fabrinet(1)	587	137,699
Flex Ltd.(1)	13,430	523,367

Insight Enterprises, Inc.(1)	454	71,028
IPG Photonics Corp.(1)	441	34,416
Jabil, Inc.	4,447	604,036
Keysight Technologies, Inc.(1)	1,843	314,858
Kimball Electronics, Inc.(1)	430	8,432
Knowles Corp.(1)	1,364	26,544
Littelfuse, Inc.	284	70,054
Methode Electronics, Inc.	584	6,377
Novanta, Inc.(1)	116	19,370
OSI Systems, Inc.(1)	291	51,623
PC Connection, Inc.	272	19,742
Plexus Corp.(1)	324	53,266
Sanmina Corp.(1)	1,072	85,128
ScanSource, Inc.(1)	584	29,440
TD SYNNEX Corp.	272	32,365
TE Connectivity PLC	2,381	359,817
Trimble, Inc.(1)	428	31,231
TTM Technologies, Inc.(1)	2,349	57,269
Vishay Intertechnology, Inc.	4,513	86,198
Vishay Precision Group, Inc.(1)	587	13,483
Vontier Corp.	1,231	48,329
Zebra Technologies Corp., Class A(1)	116	47,212
		4,682,508
Energy Equipment and Services — 0.0%
Geospace Technologies Corp.(1)	836	8,979
Entertainment — 0.9%
AMC Entertainment Holdings, Inc., Class A(1)	4,350	21,533
Electronic Arts, Inc.	1,529	250,251
IMAX Corp.(1)	896	23,583
Liberty Media Corp.-Liberty Live, Class C(1)	289	21,103
Live Nation Entertainment, Inc.(1)	754	104,241
Marcus Corp.	827	18,723
Netflix, Inc.(1)	1,272	1,128,022
Playstudios, Inc.(1)	3,860	7,411
Playtika Holding Corp.	54	455
Roku, Inc.(1)	312	21,537
Sphere Entertainment Co.(1)(2)	428	17,612
Take-Two Interactive Software, Inc.(1)	2,621	493,744
TKO Group Holdings, Inc.(1)	1,250	172,450
Walt Disney Co.	3,894	457,428
Warner Bros Discovery, Inc.(1)	9,724	101,908
		2,840,001
Financial Services — 2.8%
Apollo Global Management, Inc.	4,390	768,382
AvidXchange Holdings, Inc.(1)	896	10,250
Cannae Holdings, Inc.	1,364	29,599
Cass Information Systems, Inc.	428	19,204
Corpay, Inc.(1)	586	223,371
Enact Holdings, Inc.	740	26,055
Equitable Holdings, Inc.	13,744	662,873
Essent Group Ltd.	3,254	188,016
Euronet Worldwide, Inc.(1)	405	42,578
EVERTEC, Inc.	1,387	49,932
Federal Agricultural Mortgage Corp., Class C	313	66,816
Fidelity National Information Services, Inc.	1,068	91,100

Fiserv, Inc.(1)	1,087	240,184
Global Payments, Inc.	599	71,257
Jack Henry & Associates, Inc.	1,371	241,543
Marqeta, Inc., Class A(1)	117	454
Mastercard, Inc., Class A	4,040	2,153,078
MGIC Investment Corp.	9,510	249,733
NCR Atleos Corp.(1)	730	23,951
NMI Holdings, Inc., Class A(1)	3,255	130,167
Payoneer Global, Inc.(1)	5,023	54,801
PayPal Holdings, Inc.(1)	3,423	297,014
PennyMac Financial Services, Inc.	1,215	130,163
Radian Group, Inc.	5,452	195,127
Rocket Cos., Inc., Class A(1)	1,342	19,499
Shift4 Payments, Inc., Class A(1)(2)	324	36,962
Visa, Inc., Class A	8,836	2,784,047
Voya Financial, Inc.	3,256	270,248
Walker & Dunlop, Inc.	1,231	135,632
Western Union Co.	6,081	66,952
WEX, Inc.(1)	283	53,391
		9,332,379
Food Products — 0.6%
Alico, Inc.	44	1,179
Archer-Daniels-Midland Co.	908	49,577
Bunge Global SA	3,602	323,244
Campbell's Co.	1,226	56,641
Darling Ingredients, Inc.(1)	3,726	151,015
Dole PLC	2,363	35,610
General Mills, Inc.	1,993	132,056
Hershey Co.	1,372	241,650
J.M. Smucker Co.	1,372	161,608
John B Sanfilippo & Son, Inc.	167	14,421
Kellanova	1,372	111,530
Lamb Weston Holdings, Inc.	1,447	111,766
Lancaster Colony Corp.	283	52,593
McCormick & Co., Inc.	598	46,889
Mondelez International, Inc., Class A	5,485	356,251
Vital Farms, Inc.(1)	640	21,248
WK Kellogg Co.	2,819	58,635
		1,925,913
Ground Transportation — 2.1%
ArcBest Corp.	1,057	121,851
Covenant Logistics Group, Inc.	322	18,702
CSX Corp.	30,415	1,111,668
Heartland Express, Inc.	1,208	15,426
JB Hunt Transport Services, Inc.	2,156	407,721
Knight-Swift Transportation Holdings, Inc.	2,215	131,482
Landstar System, Inc.	1,226	227,938
Marten Transport Ltd.	2,203	38,288
Norfolk Southern Corp.	3,276	903,685
Old Dominion Freight Line, Inc.	3,314	746,114
RXO, Inc.(1)	2,202	66,390
Ryder System, Inc.	1,999	337,511
Saia, Inc.(1)	744	423,396
Schneider National, Inc., Class B	2,156	72,463
Uber Technologies, Inc.(1)	4,505	324,180

U-Haul Holding Co.(1)(2)	153	10,813
U-Haul Holding Co.	1,631	101,840
Union Pacific Corp.	7,114	1,740,511
XPO, Inc.(1)	1,134	172,833
		6,972,812
Health Care Equipment and Supplies — 1.4%
Abbott Laboratories	5,787	687,322
Align Technology, Inc.(1)	614	142,921
Avanos Medical, Inc.(1)	584	11,189
Baxter International, Inc.	1,842	62,094
Becton Dickinson & Co.	754	167,313
Boston Scientific Corp.(1)	6,231	564,902
Cooper Cos., Inc.(1)	1,179	123,158
Dentsply Sirona, Inc.	2,040	40,086
Dexcom, Inc.(1)	2,169	169,160
Edwards Lifesciences Corp.(1)	3,740	266,849
Embecta Corp.	284	5,916
GE HealthCare Technologies, Inc.	401	33,371
Globus Medical, Inc., Class A(1)	756	64,721
Haemonetics Corp.(1)	649	56,768
Hologic, Inc.(1)	1,383	109,949
IDEXX Laboratories, Inc.(1)	831	350,474
Inogen, Inc.(1)	66	641
Insulet Corp.(1)	116	30,946
Intuitive Surgical, Inc.(1)	980	531,160
Masimo Corp.(1)	708	122,158
Medtronic PLC	4,668	403,969
Merit Medical Systems, Inc.(1)	174	18,079
Neogen Corp.(1)	702	9,954
OraSure Technologies, Inc.(1)	1,993	7,573
Penumbra, Inc.(1)	116	28,318
PROCEPT BioRobotics Corp.(1)	20	1,912
QuidelOrtho Corp.(1)	1,073	43,993
ResMed, Inc.	440	109,569
Stryker Corp.	900	352,935
Teleflex, Inc.	284	54,769
UFP Technologies, Inc.(1)	42	13,563
Zimmer Biomet Holdings, Inc.	1,529	171,401
Zimvie, Inc.(1)	1,027	15,159
		4,772,292
Health Care Providers and Services — 1.9%
Acadia Healthcare Co., Inc.(1)	757	30,757
Accolade, Inc.(1)	487	1,880
agilon health, Inc.(1)	1,521	3,179
AMN Healthcare Services, Inc.(1)	1,382	35,974
Astrana Health, Inc.(1)	247	10,683
Cardinal Health, Inc.	2,337	285,675
Castle Biosciences, Inc.(1)	166	5,027
Cencora, Inc.	1,686	424,113
Centene Corp.(1)	6,924	415,440
Chemed Corp.	126	72,121
Cigna Group	839	283,414
CorVel Corp.(1)	223	81,484
Cross Country Healthcare, Inc.(1)	1,153	12,406
CVS Health Corp.	2,605	155,909

DaVita, Inc.(1)	441	73,281
Elevance Health, Inc.	1,794	730,086
Encompass Health Corp.	1,174	120,852
Ensign Group, Inc.	1,474	215,514
Fulgent Genetics, Inc.(1)	471	8,619
Guardant Health, Inc.(1)	12	427
HCA Healthcare, Inc.	597	195,350
HealthEquity, Inc.(1)	754	76,561
Henry Schein, Inc.(1)	927	71,425
Hims & Hers Health, Inc.(1)	24	773
Humana, Inc.	932	276,226
Labcorp Holdings, Inc.	1,093	263,588
McKesson Corp.	587	368,930
Molina Healthcare, Inc.(1)	1,732	515,963
National Research Corp.	428	8,415
NeoGenomics, Inc.(1)	718	12,730
Owens & Minor, Inc.(1)	2,192	29,526
Patterson Cos., Inc.	1,385	29,764
Premier, Inc., Class A	2,386	54,639
Quest Diagnostics, Inc.	207	33,671
UnitedHealth Group, Inc.	2,111	1,288,132
		6,192,534
Health Care Technology — 0.0%
Doximity, Inc., Class A(1)	13	689
Health Catalyst, Inc.(1)	990	8,742
Teladoc Health, Inc.(1)	428	5,127
Veeva Systems, Inc., Class A(1)	518	118,026
		132,584
Hotels, Restaurants and Leisure — 1.5%
Airbnb, Inc., Class A(1)	912	124,132
Aramark	584	23,763
BJ's Restaurants, Inc.(1)	584	22,449
Bloomin' Brands, Inc.	2,782	38,781
Booking Holdings, Inc.	202	1,050,800
Cheesecake Factory, Inc.	1,843	93,329
Chipotle Mexican Grill, Inc.(1)	16,648	1,024,185
Choice Hotels International, Inc.	851	128,705
Cracker Barrel Old Country Store, Inc.(2)	911	50,615
Darden Restaurants, Inc.	2,393	421,814
Dave & Buster's Entertainment, Inc.(1)	584	22,963
DoorDash, Inc., Class A(1)	750	135,360
Hilton Grand Vacations, Inc.(1)	175	7,418
Jack in the Box, Inc.	322	15,730
Marriott Vacations Worldwide Corp.	116	11,513
McDonald's Corp.	1,859	550,283
Papa John's International, Inc.	185	9,219
Planet Fitness, Inc., Class A(1)	394	39,223
Playa Hotels & Resorts NV(1)	1,475	14,440
Potbelly Corp.(1)	1,045	10,868
Sabre Corp.(1)	1,676	6,553
Six Flags Entertainment Corp.	240	11,086
Starbucks Corp.	2,156	220,904
Texas Roadhouse, Inc.	2,314	474,995
Travel & Leisure Co.	472	26,371
United Parks & Resorts, Inc.(1)	272	15,950

Vail Resorts, Inc.	137	24,556
Wendy's Co.	2,176	39,951
Wingstop, Inc.	137	45,041
Wyndham Hotels & Resorts, Inc.	739	72,555
Yum! Brands, Inc.	1,069	148,527
		4,882,079
Household Durables — 1.9%
Beazer Homes USA, Inc.(1)	1,052	36,767
Cavco Industries, Inc.(1)	173	89,008
Century Communities, Inc.	1,021	92,258
Champion Homes, Inc.(1)	1,403	145,533
DR Horton, Inc.	3,774	636,976
Dream Finders Homes, Inc., Class A(1)	948	31,540
Ethan Allen Interiors, Inc.	896	27,534
Garmin Ltd.	2,209	469,633
Green Brick Partners, Inc.(1)	1,142	81,607
Helen of Troy Ltd.(1)	613	44,951
Hovnanian Enterprises, Inc., Class A(1)	272	53,478
Installed Building Products, Inc.	655	149,825
KB Home	2,273	188,068
La-Z-Boy, Inc.	1,628	73,700
Leggett & Platt, Inc.	1,136	14,302
Lennar Corp., B Shares	385	63,460
Lennar Corp., Class A	4,268	744,296
LGI Homes, Inc.(1)	116	12,701
Lovesac Co.(1)	1,004	37,871
M/I Homes, Inc.(1)	1,162	191,765
Meritage Homes Corp.	1,286	245,716
Mohawk Industries, Inc.(1)	598	83,020
Newell Brands, Inc.	26	249
NVR, Inc.(1)	67	618,784
PulteGroup, Inc.	6,546	885,477
Sonos, Inc.(1)	2,923	39,782
Taylor Morrison Home Corp.(1)	4,511	333,228
Tempur Sealy International, Inc.	1,998	111,848
Toll Brothers, Inc.	2,864	473,047
TopBuild Corp.(1)	116	45,314
Tri Pointe Homes, Inc.(1)	3,884	169,071
Whirlpool Corp.	1,268	141,281
		6,332,090
Household Products — 1.0%
Central Garden & Pet Co.(1)	346	13,754
Central Garden & Pet Co., Class A(1)	1,925	65,046
Church & Dwight Co., Inc.	2,157	237,550
Clorox Co.	1,645	274,995
Colgate-Palmolive Co.	8,249	797,101
Energizer Holdings, Inc.	403	15,358
Kimberly-Clark Corp.	4,258	593,352
Oil-Dri Corp. of America	199	13,755
Procter & Gamble Co.	7,131	1,278,303
Spectrum Brands Holdings, Inc.	505	46,435
		3,335,649
Independent Power and Renewable Electricity Producers — 0.0%
Ormat Technologies, Inc.	914	74,601
Sunnova Energy International, Inc.(1)(2)	1,832	10,149
		84,750

Insurance — 5.1%
Aflac, Inc.	9,198	1,048,572
Allstate Corp.	3,283	680,861
American Financial Group, Inc.	1,855	272,425
American International Group, Inc.	9,983	767,493
AMERISAFE, Inc.	428	25,261
Aon PLC, Class A	953	373,138
Arch Capital Group Ltd.	7,643	769,803
Arthur J Gallagher & Co.	899	280,704
Assurant, Inc.	911	206,888
Assured Guaranty Ltd.	1,529	142,625
Axis Capital Holdings Ltd.	3,255	302,845
Brighthouse Financial, Inc.(1)	2,313	120,901
Brown & Brown, Inc.	584	66,050
Chubb Ltd.	3,266	942,992
Cincinnati Financial Corp.	2,157	344,753
CNA Financial Corp.	428	21,588
CNO Financial Group, Inc.	3,098	123,610
Erie Indemnity Co., Class A	406	178,867
Everest Group Ltd.	911	353,067
Fidelity National Financial, Inc.	3,691	233,973
First American Financial Corp.	2,785	195,368
Genworth Financial, Inc., Class A(1)	12,966	101,135
Globe Life, Inc.	2,313	257,298
Hanover Insurance Group, Inc.	911	150,324
Hartford Financial Services Group, Inc.	7,643	942,458
Hippo Holdings, Inc.(1)	283	9,350
Horace Mann Educators Corp.	1,052	44,047
Kemper Corp.	584	41,750
Kinsale Capital Group, Inc.	440	223,714
Lincoln National Corp.	2,627	93,364
Markel Group, Inc.(1)	126	224,648
Marsh & McLennan Cos., Inc.	1,686	393,226
Mercury General Corp.	584	46,113
MetLife, Inc.	8,113	715,810
Old Republic International Corp.	7,957	310,084
Oscar Health, Inc., Class A(1)	1,988	34,452
Primerica, Inc.	1,371	415,070
Principal Financial Group, Inc.	5,609	488,488
Progressive Corp.	4,837	1,300,573
Prudential Financial, Inc.	4,354	563,451
Reinsurance Group of America, Inc.	1,843	420,941
RenaissanceRe Holdings Ltd.	901	257,821
RLI Corp.	586	103,078
Selective Insurance Group, Inc.	1,529	156,096
SiriusPoint Ltd.(1)	819	12,629
Skyward Specialty Insurance Group, Inc.(1)	856	46,318
Stewart Information Services Corp.	821	61,649
Travelers Cos., Inc.	4,354	1,158,338
United Fire Group, Inc.	171	5,233
Unum Group	4,667	358,892
W.R. Berkley Corp.	5,826	376,068
White Mountains Insurance Group Ltd.	80	160,799
Willis Towers Watson PLC	520	167,440
		17,092,441

Interactive Media and Services — 5.5%
Alphabet, Inc., Class A	30,677	5,182,879
Alphabet, Inc., Class C	25,059	4,272,309
Cargurus, Inc.(1)	4,146	156,802
Cars.com, Inc.(1)	3,256	64,697
Match Group, Inc.(1)	1,371	44,886
Meta Platforms, Inc., Class A	14,242	8,179,465
Pinterest, Inc., Class A(1)	2,326	70,524
Snap, Inc., Class A(1)	1,364	16,109
Taboola.com Ltd.(1)	5,684	20,235
TripAdvisor, Inc.(1)	600	8,598
Yelp, Inc.(1)	971	37,112
Ziff Davis, Inc.(1)	428	25,188
ZipRecruiter, Inc., Class A(1)	1,071	9,489
ZoomInfo Technologies, Inc.(1)	584	6,389
		18,094,682
IT Services — 1.2%
Accenture PLC, Class A	2,811	1,018,622
Akamai Technologies, Inc.(1)	2,313	217,468
Amdocs Ltd.	1,401	121,495
ASGN, Inc.(1)	272	24,902
Cloudflare, Inc., Class A(1)	272	27,154
Cognizant Technology Solutions Corp., Class A	4,844	389,894
DigitalOcean Holdings, Inc.(1)	325	12,376
DXC Technology Co.(1)	7,209	162,202
EPAM Systems, Inc.(1)	181	44,149
Gartner, Inc.(1)	755	391,037
Globant SA(1)	169	38,491
GoDaddy, Inc., Class A(1)	2,156	425,961
Hackett Group, Inc.	740	23,192
International Business Machines Corp.	2,954	671,769
Kyndryl Holdings, Inc.(1)	7,500	260,325
MongoDB, Inc.(1)	126	40,634
Okta, Inc.(1)	116	8,997
Snowflake, Inc., Class A(1)	755	131,974
Twilio, Inc., Class A(1)	480	50,179
VeriSign, Inc.(1)	356	66,636
		4,127,457
Leisure Products — 0.2%
Acushnet Holdings Corp.	1,022	74,718
Brunswick Corp.	2,471	198,940
Funko, Inc., Class A(1)	28	329
Hasbro, Inc.	272	17,721
JAKKS Pacific, Inc.(1)	369	10,749
Malibu Boats, Inc., Class A(1)	757	32,816
MasterCraft Boat Holdings, Inc.(1)(2)	740	15,688
Mattel, Inc.(1)	2,800	53,256
Polaris, Inc.	1,227	84,663
Topgolf Callaway Brands Corp.(1)	1,052	8,858
YETI Holdings, Inc.(1)	3,045	122,927
		620,665
Life Sciences Tools and Services — 0.6%
10X Genomics, Inc., Class A(1)	2	32
Adaptive Biotechnologies Corp.(1)	15	89
Agilent Technologies, Inc.	1,225	169,013

Avantor, Inc.(1)	1,994	41,994
Azenta, Inc.(1)	1,052	48,613
Bio-Rad Laboratories, Inc., Class A(1)	126	42,907
Bio-Techne Corp.	657	49,511
Bruker Corp.	1,058	61,311
Charles River Laboratories International, Inc.(1)	164	32,646
Danaher Corp.	1,543	369,842
Fortrea Holdings, Inc.(1)	8	168
Illumina, Inc.(1)	481	69,336
IQVIA Holdings, Inc.(1)	770	154,647
Maravai LifeSciences Holdings, Inc., Class A(1)	40	227
Medpace Holdings, Inc.(1)	283	96,398
Mettler-Toledo International, Inc.(1)	79	98,845
OmniAb, Inc.(1)	47	9
OmniAb, Inc.(1)	47	6
Repligen Corp.(1)	116	17,463
Revvity, Inc.	272	31,590
Standard BioTools, Inc.(1)	1,517	2,791
Thermo Fisher Scientific, Inc.	730	386,630
Waters Corp.(1)	647	248,914
West Pharmaceutical Services, Inc.	613	199,642
		2,122,624
Machinery — 2.8%
AGCO Corp.	1,485	150,297
Alamo Group, Inc.	160	31,992
Allison Transmission Holdings, Inc.	1,225	145,163
Astec Industries, Inc.	343	13,243
Atmus Filtration Technologies, Inc.	2,032	87,965
Barnes Group, Inc.	205	9,602
Commercial Vehicle Group, Inc.(1)	1,457	3,511
Crane Co.	224	40,786
Cummins, Inc.	2,597	973,979
Deere & Co.	3,115	1,451,278
Donaldson Co., Inc.	3,056	238,521
Dover Corp.	440	90,596
Enerpac Tool Group Corp.	886	42,758
Enpro, Inc.	312	58,999
ESCO Technologies, Inc.	351	52,092
Fortive Corp.	320	25,386
Franklin Electric Co., Inc.	990	107,217
Gates Industrial Corp. PLC(1)	1,160	25,706
Graco, Inc.	2,673	243,457
Greenbrier Cos., Inc.	1,410	95,880
Hillman Solutions Corp.(1)	2,441	27,827
IDEX Corp.	273	62,962
Illinois Tool Works, Inc.	1,842	511,192
Ingersoll Rand, Inc.	2,784	290,009
ITT, Inc.	1,214	189,530
John Bean Technologies Corp.	417	52,550
Kadant, Inc.	94	38,802
Kennametal, Inc.	2,417	69,368
Lincoln Electric Holdings, Inc.	1,541	336,678
Lindsay Corp.	372	49,390
Middleby Corp.(1)	506	72,555
Mueller Industries, Inc.	4,385	354,176

Mueller Water Products, Inc., Class A	5,095	127,579
Nordson Corp.	273	71,250
Oshkosh Corp.	1,910	216,995
Otis Worldwide Corp.	1,214	125,018
PACCAR, Inc.	8,161	954,837
Parker-Hannifin Corp.	295	207,355
Pentair PLC	428	46,648
Shyft Group, Inc.	15	212
Snap-on, Inc.	1,068	394,829
Standex International Corp.	191	39,707
Stanley Black & Decker, Inc.	428	38,285
Tennant Co.	643	56,822
Terex Corp.	2,424	132,811
Timken Co.	1,229	95,186
Titan International, Inc.(1)	1,923	14,076
Toro Co.	1,372	119,474
Trinity Industries, Inc.	2,831	106,729
Wabash National Corp.	1,831	36,309
Watts Water Technologies, Inc., Class A	283	61,069
Westinghouse Air Brake Technologies Corp.	1,058	212,256
Xylem, Inc.	1,328	168,324
		9,169,238
Marine Transportation — 0.1%
Costamare, Inc.	1,364	18,005
Matson, Inc.	1,543	236,357
Safe Bulkers, Inc.	3,392	13,127
		267,489
Media — 1.0%
Altice USA, Inc., Class A(1)	8	19
Cable One, Inc.	108	45,384
Charter Communications, Inc., Class A(1)	273	108,371
Comcast Corp., Class A	34,387	1,485,175
EchoStar Corp., Class A(1)	4,850	122,657
Entravision Communications Corp., Class A	128	312
Fox Corp., Class A	6,285	296,149
Fox Corp., Class B	2,669	119,384
Interpublic Group of Cos., Inc.	3,726	114,798
John Wiley & Sons, Inc., Class A	272	14,193
Liberty Broadband Corp., Class A(1)	116	9,822
Liberty Broadband Corp., Class C(1)	744	63,344
New York Times Co., Class A	1,843	100,001
News Corp., Class A	4,824	141,584
News Corp., Class B	1,364	43,771
Nexstar Media Group, Inc., Class A	284	48,448
Omnicom Group, Inc.	1,491	156,287
Paramount Global, Class B	7,332	79,552
PubMatic, Inc., Class A(1)	896	14,291
Scholastic Corp.	1,137	29,994
Sinclair, Inc.	562	10,296
Sirius XM Holdings, Inc.	279	7,519
TechTarget, Inc.(1)	272	8,734
Thryv Holdings, Inc.(1)	584	9,239
Trade Desk, Inc., Class A(1)	1,215	156,188
WideOpenWest, Inc.(1)	2,707	14,374
		3,199,886

Metals and Mining — 0.8%
Commercial Metals Co.	3,882	239,480
Kaiser Aluminum Corp.	656	53,320
Newmont Corp.	8,763	367,520
Nucor Corp.	3,843	594,474
Radius Recycling, Inc., Class A	912	18,076
Reliance, Inc.	1,290	414,400
Royal Gold, Inc.	1,058	154,743
Ryerson Holding Corp.	1,108	28,476
Steel Dynamics, Inc.	4,212	611,877
Worthington Steel, Inc.	1,623	72,775
		2,555,141
Oil, Gas and Consumable Fuels — 0.0%
DHT Holdings, Inc.	4,673	44,020
Epsilon Energy Ltd.	303	1,764
Evolution Petroleum Corp.	26	152
Teekay Tankers Ltd., Class A	612	24,633
		70,569
Paper and Forest Products — 0.2%
Louisiana-Pacific Corp.	3,123	369,139
Magnera Corp.(1)	161	3,297
Mercer International, Inc.	1,832	11,303
Sylvamo Corp.	1,361	125,607
		509,346
Personal Care Products — 0.2%
Edgewell Personal Care Co.	428	15,656
Estee Lauder Cos., Inc., Class A	985	71,038
Herbalife Ltd.(1)	411	3,194
Kenvue, Inc.	18,474	444,854
Nu Skin Enterprises, Inc., Class A	911	6,650
USANA Health Sciences, Inc.(1)	223	8,592
		549,984
Pharmaceuticals — 2.7%
Arvinas, Inc.(1)	1,407	37,595
Bristol-Myers Squibb Co.	15,790	935,084
Catalent, Inc.(1)	2,320	141,775
Collegium Pharmaceutical, Inc.(1)	1,392	42,456
Corcept Therapeutics, Inc.(1)	996	57,449
Elanco Animal Health, Inc.(1)	2,612	34,505
Eli Lilly & Co.	2,363	1,879,412
Innoviva, Inc.(1)	2,230	42,348
Jazz Pharmaceuticals PLC(1)	1,447	175,941
Johnson & Johnson	12,357	1,915,459
Ligand Pharmaceuticals, Inc.(1)	334	40,571
Merck & Co., Inc.	20,124	2,045,403
Pfizer, Inc.	24,422	640,101
Pliant Therapeutics, Inc.(1)	40	552
Royalty Pharma PLC, Class A	3,098	82,593
Supernus Pharmaceuticals, Inc.(1)	1,085	39,678
Theravance Biopharma, Inc.(1)	1,369	12,663
Viatris, Inc.	35,692	467,208
Zoetis, Inc.	2,942	515,585
		9,106,378

Professional Services — 1.3%
Amentum Holdings, Inc.(1)	266	6,477
Automatic Data Processing, Inc.	4,031	1,237,235
Barrett Business Services, Inc.	860	36,903
Booz Allen Hamilton Holding Corp.	1,057	156,626
Broadridge Financial Solutions, Inc.	744	175,599
CACI International, Inc., Class A(1)	3	1,380
CBIZ, Inc.(1)	1,612	133,119
Clarivate PLC(1)(2)	3,298	18,898
Concentrix Corp.	453	20,362
CRA International, Inc.	272	53,048
CSG Systems International, Inc.	1,086	59,524
Dun & Bradstreet Holdings, Inc.	1,052	13,360
Equifax, Inc.	440	115,086
ExlService Holdings, Inc.(1)	1,520	70,467
Exponent, Inc.	345	34,055
Franklin Covey Co.(1)	428	15,571
FTI Consulting, Inc.(1)	116	23,492
Genpact Ltd.	1,052	48,560
Heidrick & Struggles International, Inc.	896	41,341
IBEX Holdings Ltd.(1)	21	430
Insperity, Inc.	989	77,983
Jacobs Solutions, Inc.	272	38,415
KBR, Inc.	585	35,586
Kelly Services, Inc., Class A	896	13,126
Kforce, Inc.	951	57,050
Korn Ferry	1,390	108,893
Leidos Holdings, Inc.	272	44,989
ManpowerGroup, Inc.	1,214	78,145
Maximus, Inc.	272	20,264
Parsons Corp.(1)	428	41,049
Paychex, Inc.	4,039	590,785
Paycom Software, Inc.	284	65,865
Paylocity Holding Corp.(1)	153	31,754
RCM Technologies, Inc.(1)	11	252
Resources Connection, Inc.	429	3,621
Robert Half, Inc.	3,568	266,208
Science Applications International Corp.	272	33,796
SS&C Technologies Holdings, Inc.	584	45,167
TransUnion	598	60,697
TriNet Group, Inc.	567	52,975
TrueBlue, Inc.(1)	1,364	10,257
TTEC Holdings, Inc.	272	1,409
Verisk Analytics, Inc.	1,520	447,199
		4,387,018
Real Estate Management and Development — 0.4%
Anywhere Real Estate, Inc.(1)	2	10
CBRE Group, Inc., Class A(1)	2,987	418,150
CoStar Group, Inc.(1)	1,372	111,598
Cushman & Wakefield PLC(1)	1,988	30,416
Forestar Group, Inc.(1)	896	26,746
FRP Holdings, Inc.(1)	22	701
Howard Hughes Holdings, Inc.(1)	719	62,366
Jones Lang LaSalle, Inc.(1)	963	270,218
Kennedy-Wilson Holdings, Inc.	3,496	40,484

Marcus & Millichap, Inc.	1,208	50,265
Newmark Group, Inc., Class A	2,906	44,985
Opendoor Technologies, Inc.(1)(2)	14,787	34,602
RE/MAX Holdings, Inc., Class A(1)	740	9,738
RMR Group, Inc., Class A	321	7,126
Seaport Entertainment Group, Inc.(1)(2)	173	5,856
Tejon Ranch Co.(1)	429	6,915
Zillow Group, Inc., Class A(1)	500	40,765
Zillow Group, Inc., Class C(1)	3,150	266,837
		1,427,778
Semiconductors and Semiconductor Equipment — 8.4%
Advanced Micro Devices, Inc.(1)	10,662	1,462,560
Allegro MicroSystems, Inc.(1)	740	16,080
Amkor Technology, Inc.	2,017	53,329
Analog Devices, Inc.	1,843	401,866
Applied Materials, Inc.	10,142	1,771,909
Axcelis Technologies, Inc.(1)	877	65,108
Broadcom, Inc.	16,664	2,700,901
CEVA, Inc.(1)	166	4,937
Cirrus Logic, Inc.(1)	773	80,740
Cohu, Inc.(1)	965	25,476
Enphase Energy, Inc.(1)	970	69,209
Entegris, Inc.	1,122	118,517
First Solar, Inc.(1)	755	150,449
FormFactor, Inc.(1)	1,074	43,024
GLOBALFOUNDRIES, Inc.(1)(2)	664	28,718
Intel Corp.	23,285	560,004
KLA Corp.	2,000	1,294,060
Kulicke & Soffa Industries, Inc.	1,783	86,333
Lam Research Corp.	18,600	1,374,168
Lattice Semiconductor Corp.(1)	598	33,937
Marvell Technology, Inc.	2,784	258,049
MaxLinear, Inc.(1)	1,045	15,811
Micron Technology, Inc.	15,484	1,516,658
MKS Instruments, Inc.	970	110,231
Monolithic Power Systems, Inc.	126	71,523
NVIDIA Corp.	78,517	10,854,975
NXP Semiconductors NV	1,382	316,989
ON Semiconductor Corp.(1)	6,996	497,556
Onto Innovation, Inc.(1)	754	123,792
Photronics, Inc.(1)	2,491	62,051
Qorvo, Inc.(1)	744	51,373
QUALCOMM, Inc.	8,756	1,388,089
Rambus, Inc.(1)	1,372	79,315
Semtech Corp.(1)	36	2,305
Skyworks Solutions, Inc.	1,269	111,152
SolarEdge Technologies, Inc.(1)	284	4,487
Synaptics, Inc.(1)	666	53,440
Teradyne, Inc.	3,726	409,860
Texas Instruments, Inc.	6,956	1,398,365
Ultra Clean Holdings, Inc.(1)	1,600	61,488
Universal Display Corp.	295	48,533
Veeco Instruments, Inc.(1)	740	20,624
		27,797,991

Software — 7.1%
A10 Networks, Inc.	1,684	28,712
ACI Worldwide, Inc.(1)	584	33,183
Adeia, Inc.	825	9,999
Adobe, Inc.(1)	1,058	545,854
Altair Engineering, Inc., Class A(1)	1	106
ANSYS, Inc.(1)	116	40,728
Autodesk, Inc.(1)	1,046	305,327
Bentley Systems, Inc., Class B	740	36,630
Bill Holdings, Inc.(1)	295	26,615
Box, Inc., Class A(1)	965	33,862
C3.ai, Inc., Class A(1)	949	35,284
Cadence Design Systems, Inc.(1)	1,543	473,408
Commvault Systems, Inc.(1)	272	46,672
Consensus Cloud Solutions, Inc.(1)	11	274
CoreCard Corp.(1)	16	336
Crowdstrike Holdings, Inc., Class A(1)	754	260,861
Daily Journal Corp.(1)	1	565
Datadog, Inc., Class A(1)	587	89,664
Digital Turbine, Inc.(1)(2)	6	9
DocuSign, Inc.(1)	1,372	109,335
Dolby Laboratories, Inc., Class A	598	46,835
Dropbox, Inc., Class A(1)	1,087	30,066
Dynatrace, Inc.(1)	428	24,049
Elastic NV(1)	272	29,773
Fair Isaac Corp..(1)	126	299,254
Fortinet, Inc.(1)	3,853	366,228
Gen Digital, Inc.	2,612	80,580
Guidewire Software, Inc.(1)	471	95,561
HubSpot, Inc.(1)	5	3,605
InterDigital, Inc.	1,308	256,316
Intuit, Inc.	597	383,113
JFrog Ltd.(1)	36	1,121
LiveRamp Holdings, Inc.(1)	428	12,994
Manhattan Associates, Inc.(1)	597	170,408
MARA Holdings, Inc.(1)(2)	1,245	34,138
Microsoft Corp.	36,942	15,643,459
NCR Voyix Corp.(1)	1,543	22,389
Nutanix, Inc., Class A(1)	740	48,307
Olo, Inc., Class A(1)	2	15
Oracle Corp.	3,472	641,765
Palantir Technologies, Inc., Class A(1)	3,569	239,409
Palo Alto Networks, Inc.(1)	2,784	1,079,691
Progress Software Corp.	428	29,279
PROS Holdings, Inc.(1)	163	3,777
PTC, Inc.(1)	272	54,416
Qualys, Inc.(1)	599	92,006
Rapid7, Inc.(1)	273	11,630
RingCentral, Inc., Class A(1)	116	4,365
Roper Technologies, Inc.	162	91,763
Salesforce, Inc.	1,372	452,746
ServiceNow, Inc.(1)	597	626,516
Smartsheet, Inc., Class A(1)	168	9,400
SPS Commerce, Inc.(1)	284	54,832
Synopsys, Inc.(1)	471	263,049

Tenable Holdings, Inc.(1)	96	4,030
Teradata Corp.(1)	1,088	33,619
Tyler Technologies, Inc.(1)	126	79,275
Unity Software, Inc.(1)	272	6,558
Workday, Inc., Class A(1)	441	110,246
Xperi, Inc.(1)	520	4,924
Zoom Communications, Inc., Class A(1)	755	62,431
Zscaler, Inc.(1)	116	23,964
		23,605,326
Specialty Retail — 3.8%
1-800-Flowers.com, Inc., Class A(1)(2)	1,270	10,325
Abercrombie & Fitch Co., Class A(1)	2,470	369,734
Advance Auto Parts, Inc.	1,842	76,167
American Eagle Outfitters, Inc.	6,762	130,101
Arhaus, Inc.	2,627	26,086
Asbury Automotive Group, Inc.(1)	654	169,929
AutoNation, Inc.(1)	1,497	267,798
AutoZone, Inc.(1)	43	136,290
Bath & Body Works, Inc.	1,052	38,124
Best Buy Co., Inc.	4,997	449,730
Boot Barn Holdings, Inc.(1)	816	111,906
Buckle, Inc.	1,208	62,925
Build-A-Bear Workshop, Inc.	1,052	39,966
Burlington Stores, Inc.(1)	1,812	510,767
Caleres, Inc.	1,676	52,073
CarMax, Inc.(1)	4,197	352,422
Carvana Co.(1)	569	148,179
Cato Corp., Class A	45	144
Chewy, Inc., Class A(1)	896	29,935
Children's Place, Inc.(1)	4	64
Dick's Sporting Goods, Inc.	1,584	328,268
Five Below, Inc.(1)	1,068	99,004
Floor & Decor Holdings, Inc., Class A(1)	1,960	219,932
Foot Locker, Inc.(1)	2,965	74,570
GameStop Corp., Class A(1)	3,174	92,205
Gap, Inc.	10,586	256,711
Genesco, Inc.(1)	584	19,617
Guess?, Inc.	1,676	27,587
Haverty Furniture Cos., Inc.	584	13,788
Home Depot, Inc.	3,665	1,572,761
Leslie's, Inc.(1)	896	2,061
Lithia Motors, Inc.	911	352,466
Lowe's Cos., Inc.	1,593	433,981
MarineMax, Inc.(1)	896	30,751
National Vision Holdings, Inc.(1)	428	5,179
ODP Corp.(1)	1,465	37,621
O'Reilly Automotive, Inc.(1)	273	339,399
Penske Automotive Group, Inc.	911	151,718
PetMed Express, Inc.(1)	18	83
Revolve Group, Inc.(1)	3	108
RH(1)	283	108,995
Ross Stores, Inc.	5,835	903,666
Sally Beauty Holdings, Inc.(1)	1,676	23,347
Shoe Carnival, Inc.	584	19,716
Signet Jewelers Ltd.(2)	2,157	216,131

Sleep Number Corp.(1)	2	30
Sonic Automotive, Inc., Class A	758	52,408
Tilly's, Inc., Class A(1)	22	98
TJX Cos., Inc.	15,020	1,887,864
Tractor Supply Co.	2,627	745,201
Ulta Beauty, Inc.(1)	1,383	534,723
Upbound Group, Inc.	976	33,565
Urban Outfitters, Inc.(1)	2,191	106,767
Victoria's Secret & Co.(1)	3,411	132,483
Wayfair, Inc., Class A(1)	756	34,957
Williams-Sonoma, Inc.	4,221	726,096
Zumiez, Inc.(1)	740	16,332
		12,582,854
Technology Hardware, Storage and Peripherals — 5.8%
Apple, Inc.	74,678	17,723,330
Dell Technologies, Inc., Class C	2,072	264,367
Eastman Kodak Co.(1)	321	2,327
Hewlett Packard Enterprise Co.	10,034	212,921
HP, Inc.	3,591	127,229
Immersion Corp.	1,244	11,121
NetApp, Inc.	2,470	302,921
Pure Storage, Inc., Class A(1)	1,284	68,039
Seagate Technology Holdings PLC	1,604	162,533
Super Micro Computer, Inc.(1)	8,654	282,467
Western Digital Corp.(1)	2,784	203,204
Xerox Holdings Corp.	35	320
		19,360,779
Textiles, Apparel and Luxury Goods — 1.3%
Capri Holdings Ltd.(1)	5,296	123,979
Carter's, Inc.	1,372	74,870
Columbia Sportswear Co.	901	78,603
Crocs, Inc.(1)	901	95,146
Deckers Outdoor Corp.(1)	4,050	793,638
Hanesbrands, Inc.(1)	4,172	36,296
Kontoor Brands, Inc.	1,941	178,145
Levi Strauss & Co., Class A	2,144	37,434
Lululemon Athletica, Inc.(1)	1,954	626,570
Movado Group, Inc.	584	11,884
NIKE, Inc., Class B	10,203	803,690
Oxford Industries, Inc.	754	62,710
PVH Corp.	1,371	148,575
Ralph Lauren Corp.	1,371	317,249
Skechers USA, Inc., Class A(1)	4,136	263,960
Steven Madden Ltd.	2,703	123,203
Tapestry, Inc.	8,584	534,612
Under Armour, Inc., Class A(1)	2,612	25,363
Under Armour, Inc., Class C(1)	3,080	27,012
VF Corp.	3,569	72,201
		4,435,140
Trading Companies and Distributors — 1.7%
Air Lease Corp.	3,569	181,662
Applied Industrial Technologies, Inc.	598	164,283
Beacon Roofing Supply, Inc.(1)	272	30,741
BlueLinx Holdings, Inc.(1)	575	72,278
Boise Cascade Co.	1,999	295,052

Core & Main, Inc., Class A(1)	1,619	78,603
DNOW, Inc.(1)	3,821	57,506
Fastenal Co.	8,989	751,121
FTAI Aviation Ltd.	2,549	430,322
GATX Corp.	1,215	199,454
GMS, Inc.(1)	1,462	146,712
H&E Equipment Services, Inc.	1,529	91,343
Herc Holdings, Inc.	1,057	245,224
Hudson Technologies, Inc.(1)	1,524	9,053
McGrath RentCorp	744	90,656
MRC Global, Inc.(1)	2,787	38,934
MSC Industrial Direct Co., Inc., Class A	755	64,839
Rush Enterprises, Inc., Class A	1,853	114,793
Rush Enterprises, Inc., Class B	678	38,653
SiteOne Landscape Supply, Inc.(1)	284	43,523
Titan Machinery, Inc.(1)	896	13,843
United Rentals, Inc.	1,140	987,240
Watsco, Inc.	283	156,103
WESCO International, Inc.	1,107	234,208
WW Grainger, Inc.	916	1,104,091
		5,640,237
Water Utilities — 0.0%
American Water Works Co., Inc.	334	45,738
Wireless Telecommunication Services — 0.5%
Gogo, Inc.(1)	1,665	13,370
T-Mobile U.S., Inc.	6,702	1,654,992
		1,668,362
TOTAL COMMON STOCKS (Cost $244,635,467)		331,281,374
RIGHTS — 0.0%
Biotechnology — 0.0%
Mirati Therapeutics, Inc.(1)	384	269
Health Care Equipment and Supplies — 0.0%
ABIOMED, Inc.(1)	112	114
Pharmaceuticals — 0.0%
Concert Pharmaceuticals, Inc.(1)	70	26
TOTAL RIGHTS (Cost $409)		409
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	275,980	275,980
State Street Navigator Securities Lending Government Money Market Portfolio(3)	221,501	221,501
TOTAL SHORT-TERM INVESTMENTS (Cost $497,481)		497,481
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $245,133,357)		331,779,264
OTHER ASSETS AND LIABILITIES — 0.0%		69,683
TOTAL NET ASSETS — 100.0%		$331,848,947

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $323,138. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $329,991, which includes securities collateral of $108,490.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.